Share Option Activities, 2014 Option Plan (Detail) - Stock Options - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Outstanding at beginning of period	3,070,491
Granted	1,910,000	0
Exercised	0
Forfeited	(302,773)
Outstanding at end of period	4,677,718	3,070,491
Vested and expected at end of period	4,677,718
Exercisable at end of period	3,085,410
Weighted-Average Exercise Price
Outstanding at beginning of period	$ 2.41
Granted	0
Exercised	0
Forfeited	4.52
Outstanding at end of period	1.53	$ 2.41
Vested and expected at end of period	1.53
Exercisable at end of period	$ 1.53
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	4 years 4 months 28 days	1 year 11 days
Vested and expected to vest at end of period	4 years 4 months 28 days
Exercisable at end of period	4 years 5 months 1 day
Aggregate Intrinsic Value
Outstanding at end of period	$ 7,577,903
Vested and expected to vest at end of period	7,577,903
Exercisable at end of period	$ 4,998,364